Apr. 10, 2017

UNDISCOVERED MANAGERS FUNDS

JPMorgan Realty Income Fund

Undiscovered Managers Behavioral Value Fund

Prospectus dated December 29, 2016, as supplemented

JPMorgan Realty Income Fund

Prospectus dated February 28, 2017, as supplemented

(Class A and Class I Shares)

Supplement dated June 5, 2017

to the Summary Prospectuses and Prospectuses as dated above

Broker Charged Commissions

Effective immediately (the “Effective Date”), the following is hereby added at the end of the section “Fees and Expenses of the Fund” in each Fund’s “Risk/Return Summary”:

You may be required to pay a commission to your Financial Intermediary for purchases of Class I Shares. Such commissions are not reflected in the tables or the example below.

THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR

SUMMARY PROSPECTUSES AND PROSPECTUSES FOR FUTURE REFERENCE.